Amounts Receivable and Other Assets - Schedule of Amounts Receivable and Other Assets (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Amounts Receivable and Other Assets - Schedule of Amounts Receivable and Other Assets (Details) [Line Items]
Utility deposits	$ 1,942,476	$ 2,297,314
Prepaid expenses	142,066	115,577
Accounts receivable	1,836	565,680
Other receivable	169,037
Interest receivable (note 10)	72,000	48,000
Total	2,327,415	3,026,571
Long-term deposits and prepaid expenses	(1,942,476)	(2,159,314)
Amounts receivable and other assets	$ 384,939	$ 867,257